Property and Equipment, Net (Details) - Schedule of production and other machineries on lease out under operating lease - CNY (¥) ¥ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Schedule of production and other machineries on lease out under operating lease [Abstract]
Cost	¥ 23,737	¥ 23,737
Less: accumulated depreciation and amortization	6,765	4,510
Net book value	¥ 16,972	¥ 19,227